Insurance (Obligations Under Funding Agreements - Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance [Abstract]
Funding agreements issued to certain SPEs	$ 48.1	$ 48.9	$ 37.7
Funding agreements repaid to certain SPEs	49.9	45.6	$ 36.8
Outstanding funding agreements to certain SPEs	$ 31.6	$ 33.9